Shareholder Report, Average Annual Return (Details)		12 Months Ended	14 Months Ended	40 Months Ended	60 Months Ended	83 Months Ended		120 Months Ended
		Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024 [5]	Aug. 31, 2024	Aug. 31, 2024		Aug. 31, 2024
Schwab U.S. Large-Cap Growth ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1],[2]	Market Price Return
Average Annual Return, Percent	[1],[2]	32.87%			20.02%			16.00%
Schwab U.S. Large-Cap ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1],[2]	Market Price Return
Average Annual Return, Percent	[1],[2]	26.91%			15.64%			12.75%
Schwab 1000 Index® ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2],[3]	Market Price Return
Average Annual Return, Percent	[2],[3]	26.62%			15.35%	13.68%	[4]
Schwab U.S. Broad Market ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1],[2]	Market Price Return
Average Annual Return, Percent	[1],[2]	26.19%			15.15%			12.31%
Schwab Emerging Markets Equity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Market Price Return
Average Annual Return, Percent	[1],[2]	14.70%			4.85%			2.71%
Schwab International Small-Cap Equity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Market Price Return
Average Annual Return, Percent	[1],[2]	14.12%			6.54%			3.79%
Schwab International Equity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Market Price Return
Average Annual Return, Percent	[1],[2]	19.03%			8.81%			5.24%
Schwab International Dividend Equity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Market Price Return
Average Annual Return, Percent	[2],[3]	15.53%		4.76%
C000105320 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1],[2]	Market Price Return
Average Annual Return, Percent	[1],[2]	17.75%			13.60%			11.59%
Schwab U.S. Small-Cap ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1],[2]	Market Price Return
Average Annual Return, Percent	[1],[2]	17.31%			9.64%			8.00%
Schwab U.S. Mid-Cap ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1],[2]	Market Price Return
Average Annual Return, Percent	[1],[2]	15.59%			9.63%			8.85%
Schwab U.S. Large-Cap Value ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1],[2]	Market Price Return
Average Annual Return, Percent	[1],[2]	20.44%			10.56%			9.11%
Schwab High Yield Bond ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Market Price Return
Average Annual Return, Percent	[2],[6]	12.13%	12.51%
Without Sales Load [Member] | Schwab U.S. Large-Cap Growth ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1],[2]	NAV Return
Average Annual Return, Percent	[1],[2]	32.95%			20.01%			16.00%
Without Sales Load [Member] | Schwab U.S. Large-Cap ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1],[2]	NAV Return
Average Annual Return, Percent	[1],[2]	26.95%			15.63%			12.75%
Without Sales Load [Member] | Schwab 1000 Index® ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2],[3]	NAV Return
Average Annual Return, Percent	[2],[3]	26.68%			15.34%	13.68%	[4]
Without Sales Load [Member] | Schwab U.S. Broad Market ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1],[2]	NAV Return
Average Annual Return, Percent	[1],[2]	26.21%			15.13%			12.31%
Without Sales Load [Member] | Schwab Emerging Markets Equity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NAV Return
Average Annual Return, Percent	[1],[2],[7]	14.57%			4.88%			2.77%
Without Sales Load [Member] | Schwab International Small-Cap Equity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NAV Return
Average Annual Return, Percent	[1],[2],[7]	14.46%			6.63%			3.87%
Without Sales Load [Member] | Schwab International Equity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NAV Return
Average Annual Return, Percent	[1],[2],[7]	18.90%			8.83%			5.25%
Without Sales Load [Member] | Schwab International Dividend Equity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NAV Return
Average Annual Return, Percent	[2],[3],[7]	15.55%		4.81%
Without Sales Load [Member] | C000105320 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1],[2]	NAV Return
Average Annual Return, Percent	[1],[2]	17.72%			13.57%			11.59%
Without Sales Load [Member] | Schwab U.S. Small-Cap ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1],[2]	NAV Return
Average Annual Return, Percent	[1],[2]	17.29%			9.64%			7.99%
Without Sales Load [Member] | Schwab U.S. Mid-Cap ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1],[2]	NAV Return
Average Annual Return, Percent	[1],[2]	15.63%			9.63%			8.86%
Without Sales Load [Member] | Schwab U.S. Large-Cap Value ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1],[2]	NAV Return
Average Annual Return, Percent	[1],[2]	20.56%			10.56%			9.11%
Without Sales Load [Member] | Schwab High Yield Bond ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NAV Return
Average Annual Return, Percent	[2],[6]	11.95%	12.36%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2],[8],[9],[10],[11]	S&P 500® Index
Average Annual Return, Percent		27.14%			15.92%			12.98%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[12]	Russell 1000® Index
Average Annual Return, Percent		26.60%			15.55%	13.85%	[4]
Dow Jones U.S. Broad Stock Market Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Broad Stock Market Index
Average Annual Return, Percent		26.22%			15.14%			12.33%
MSCI Emerging Markets Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2],[13],[14]	MSCI Emerging Markets Index (Net)
Average Annual Return, Percent	[14]	15.07%			4.79%			2.56%
MSCI EAFE Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2],[14],[15],[16],[17]	MSCI EAFE® Index (Net)
Average Annual Return, Percent	[14]	19.40%		4.82%	8.61%			5.20%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2],[18]	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	[18]	7.30%	6.58%
Dow Jones U.S. Large-Cap Growth Total Stock Market Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Large-Cap Growth Total Stock Market Index
Average Annual Return, Percent		32.94%			20.05%			16.04%
Dow Jones U.S. Large-Cap Total Stock Market Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Large-Cap Total Stock Market Index
Average Annual Return, Percent		26.95%			15.66%			12.77%
Schwab 1000 Index®4 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[19]	Schwab 1000 Index®
Average Annual Return, Percent		26.69%			15.39%	13.73%
FTSE Emerging Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2],[14]	FTSE Emerging Index (Net)
Average Annual Return, Percent	[14]	16.04%			5.34%			3.06%
FTSE Developed Small Cap ex US Liquid Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2],[14]	FTSE Developed Small Cap ex US Liquid Index (Net)
Average Annual Return, Percent	[14]	14.29%			6.48%			3.71%
FTSE Developed ex US Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2],[14]	FTSE Developed ex US Index (Net)
Average Annual Return, Percent	[14]	18.72%			8.68%			5.13%
Dow Jones International Dividend 100 Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2],[14]	Dow Jones International Dividend 100 Index (Net)
Average Annual Return, Percent	[14]	15.81%		4.90%
Dow Jones U.S. Dividend 100TM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Dividend 100TM Index
Average Annual Return, Percent		17.81%			13.67%			11.68%
Dow Jones U.S. Small-Cap Total Stock Market Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Small-Cap Total Stock Market Index
Average Annual Return, Percent		17.24%			9.58%			7.95%
Dow Jones U.S. Mid-Cap Total Stock Market Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Mid-Cap Total Stock Market Index
Average Annual Return, Percent		15.68%			9.64%			8.88%
Dow Jones U.S. Large-Cap Value Total Stock Market Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Large-Cap Value Total Stock Market Index
Average Annual Return, Percent		20.60%			10.59%			9.16%
ICE BofA US Cash Pay High Yield Constrained Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA US Cash Pay High Yield Constrained Index
Average Annual Return, Percent		12.37%	12.81%

[1]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[2]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[3]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[4]	Inception (10/11/2017) represents the date that the shares began trading in the secondary market.
[5]	Inception (04/29/2021) represents the date that the shares began trading in the secondary market.
[6]	ETF performance must be shown based on both a Market Price and a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[7]	The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
[8]	In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Dow Jones U.S. Dividend 100™ Index to the S&P 500® Index. The S&P 500® Index provides a broad measure of market performance. The fund generally invests in securities that are included in the Dow Jones U.S. Dividend 100™ Index. The fund does not seek to track the regulatory index.
[9]	In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Dow Jones U.S. Large-Cap Growth Total Stock Market Index to the S&P 500® Index. The S&P 500® Index provides a broad measure of market performance. The fund generally invests in securities that are included in the Dow Jones U.S. Large-Cap Growth Total Stock Market Index. The fund does not seek to track the regulatory index.
[10]	In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Dow Jones U.S. Large-Cap Total Stock Market Index to the S&P 500® Index. The S&P 500® Index provides a broad measure of market performance. The fund generally invests in securities that are included in the Dow Jones U.S. Large-Cap Total Stock Market Index. The fund does not seek to track the regulatory index.
[11]	In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Dow Jones U.S. Small-Cap Total Stock Market Index to the S&P 500® Index. The S&P 500® Index provides a broad measure of market performance. The fund generally invests in securities that are included in the Dow Jones U.S. Small-Cap Total Stock Market Index. The fund does not seek to track the regulatory index.
[12]	In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Schwab 1000 Index® to the Russell 1000® Index. The Russell 1000® Index provides a broad measure of market performance. The fund generally invests in securities that are included in the Schwab 1000 Index®. The fund does not seek to track the regulatory index.
[13]	In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the FTSE Emerging Index (Net) to the MSCI Emerging Markets Index (Net). The MSCI Emerging Markets Index (Net) provides a broad measure of market performance. The fund generally invests in securities that are included in the FTSE Emerging Index (Net). The fund does not seek to track the regulatory index.
[14]	The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
[15]	In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Dow Jones International Dividend 100 Index (Net) to the MSCI EAFE® Index (Net). The MSCI EAFE® Index (Net) provides a broad measure of market performance. The fund generally invests in securities that are included in the Dow Jones International Dividend 100 Index (Net). The fund does not seek to track the regulatory index.
[16]	In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the FTSE Developed Small Cap ex US Liquid Index (Net) to the MSCI EAFE® Index (Net). The MSCI EAFE® Index (Net) provides a broad measure of market performance. The fund generally invests in securities that are included in the FTSE Developed Small Cap ex US Liquid Index (Net). The fund does not seek to track the regulatory index.
[17]	In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the FTSE Developed ex US Index (Net) to the MSCI EAFE® Index (Net). The MSCI EAFE® Index (Net) provides a broad measure of market performance. The fund generally invests in securities that are included in the FTSE Developed ex US Index (Net). The fund does not seek to track the regulatory index.
[18]	In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the ICE BofA US Cash Pay High Yield Constrained Index to the Bloomberg US Aggregate Bond Index. The Bloomberg US Aggregate Bond Index provides a broad measure of market performance. The fund generally invests in securities that are included in the ICE BofA US Cash Pay High Yield Constrained Index. The fund does not seek to track the regulatory index.
[19]	A float-adjusted market capitalization weighted index developed by Charles Schwab & Co., Inc. that represents the performance of the largest 1,000 publicly traded companies in the United States. As a result of corporate actions, the index may be comprised of more or less than 1,000 securities.